Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating activities:
Net (loss) income for the period	(21,162)	(34,650)	28,219
Items not affecting cash:
Depreciation	48,900	39,440	42,636
Equity in (earnings) loss of unconsolidated joint venture (note 11)	(86)	2,720	(44)
Amortization of intangible assets (note 12(c))	5,702	3,540	1,719
Amortization of deferred lease inducements (note 16(b))	(107)	(107)	(107)
Amortization of deferred financing costs (note 12(d))	1,591	1,609	3,348
Loss on disposal of property, plant and equipment	1,741	1,948	1,233
(Gain) loss on disposal of assets held for sale (note 12(b))	(466)	825	373
Realized and unrealized foreign exchange gain on 8 3/4% senior notes		(732)	(48,920)
Realized and unrealized (gain) loss on derivative financial instruments	(2,382)	(2,305)	38,852
Loss on debt extinguishment (note 15(d))		4,346
Stock-based compensation (reversal) expense (note 27(a))	(2,263)	8,156	5,270
Cash settlement of restricted share unit plan (note 27(e))	(318)
Cash settlement of stock options (note 27(b))			(244)
Settlement of stock award plan (note 27(g))	(822)
Accretion of asset retirement obligation (note 16(c))	39	35	5
Deferred income tax (benefit) expense (note 17)	(6,546)	(9,340)	9,876
Net changes in non-cash working capital (note 22(b))	39,452	(15,982)	(39,591)
Total operating activities	63,273	(497)	42,625
Investing activities:
Acquisition, net of cash acquired (note 6)		(23,501)	(5,410)
Purchase of property, plant and equipment	(61,759)	(36,417)	(51,888)
Additions to intangible assets (note 12(c))	(3,537)	(4,748)	(3,362)
Investment in and advances to unconsolidated joint venture (note 11)		(1,291)	(2,873)
Proceeds on disposal of property, plant and equipment	176	499	1,440
Proceeds on disposal of assets held for sale	920	826	2,482
Total investing activities	(64,200)	(64,632)	(59,611)
Financing activities:
Repayment of credit facilities	(196,203)	(85,000)	(6,906)
Increase in credit facilities	203,000	128,524	34,700
Financing costs (note 12(d))	(60)	(7,920)	(1,123)
Redemption of 8 3/4 % senior notes (note 15(d))		(202,410)
Issuance of Series 1 Debentures (note 15(e))		225,000
Settlement of swap liabilities (note 21(a))		(91,125)
Proceeds from stock options exercised (note 27(b))	35	963	53
Repayment of capital lease obligations	(5,207)	(5,127)	(5,613)
Total financing activities	1,565	(37,095)	21,111
Increase (decrease) in cash and cash equivalents	638	(102,224)	4,125
Effect of exchange rate on changes in cash and cash equivalents	40	(59)
Cash and cash equivalents, beginning of year	722	103,005	98,880
Cash and cash equivalents, end of year	1,400	722	103,005